Debt (Details 3) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 US and Euro Line of Credit Facility
Debt Instrument
High-end adjustment limit of non-recurring cash charges				$ 50
Numerator for ratio of consolidated EBITDA less transaction costs to consolidated cash interest expense				4
Denominator for ratio of consolidated EBITDA less transaction costs to consolidated cash interest expense				1
Numerator for the ratio of consolidated indebtedness to consolidated EBITDA, maximum				3
Denominator for the ratio of consolidated indebtedness to consolidated EBITDA, maximum				1
Repayments of long-term debt
2012	337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957
Total long-term debt	$ 4,492
Weighted-average interest rates (as a percent)	0.50%	0.70%	1.50%